Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Detailed Information on Personnel Expenses

	December 31, 2023	December 31, 2022
Salaries and employee benefits	$103,868	$92,743
Share-based compensation (note 21)	10,720	8,939
	$114,588	$101,682